SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	21. SUBSEQUENT EVENTS In April 2026, the Group obtained an unsecured bank loan of RMB30,000 with a one-year term.